RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year		$ (3.0)	$ (2.4)
Changes in equity fand cash equivalents, including restricted cash, or the following year		$ 7.9	$ 8.0
Sensitivity to changes
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year	$ (3.7)
Changes in equity fand cash equivalents, including restricted cash, or the following year	$ 11.3